UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Multi-Market Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 82.5%
Consumer Discretionary 8.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014	475,000	380,000
American Achievement Corp., 144A, 8.25%, 4/1/2012	110,000	88,000
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	226,518	49,834
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	255,000	114,750
8.0%, 3/15/2014	165,000	75,900
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	315,000	189,000
Cablevision Systems Corp., Series B, 8.334% ***, 4/1/2009	135,000	135,000

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		205,000	21,525
Carrols Corp., 9.0%, 1/15/2013		130,000	109,850
Cox Communications, Inc., 144A, 9.375%, 1/15/2019		1,020,000	1,075,584
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)		275,000	264,000
Series B, 7.625%, 4/1/2011		225,000	222,750
Series B, 8.125%, 7/15/2009		1,010,000	1,027,675
Series B, 8.125%, 8/15/2009		530,000	539,275
144A, 8.5%, 6/15/2015		310,000	296,050
144A, 8.625%, 2/15/2019		120,000	111,600
Denny's Holdings, Inc., 10.0%, 10/1/2012		80,000	68,800
DirecTV Holdings LLC, 7.625%, 5/15/2016		620,000	595,200
DISH DBS Corp.:
6.375%, 10/1/2011		780,000	744,900
6.625%, 10/1/2014		355,000	319,500
7.125%, 2/1/2016		345,000	311,362
Dollarama Group Holdings LP, 8.073% ***, 8/15/2012 (c)		216,000	136,080
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		290,000	18,850
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	154,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013		125,000	93,750
Hertz Corp., 8.875%, 1/1/2014		645,000	316,050
Idearc, Inc., 8.0%, 11/15/2016		625,000	9,375
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		160,000	83,200
Inergy LP, 144A, 8.75%, 3/1/2015		110,000	107,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		140,000	56,000
Kabel Deutschland GmbH, 10.625%, 7/1/2014		490,000	492,450
Lamar Media Corp., Series C, 6.625%, 8/15/2015		170,000	106,250
Mediacom Broadband LLC, 8.5%, 10/15/2015		235,000	199,163
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		110,000	73,700
MGM MIRAGE, 6.625%, 7/15/2015		130,000	50,700
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		345,000	255,300
Norcraft Holdings LP, 9.75%, 9/1/2012		680,000	569,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016		560,000	268,800
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		190,000	169,100
Quebecor Media, Inc., 7.75%, 3/15/2016		170,000	138,550
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		205,000	8,713
Quiksilver, Inc., 6.875%, 4/15/2015		220,000	110,000
Reader's Digest Association, Inc., 9.0%, 2/15/2017		185,000	15,725
Sabre Holdings Corp., 8.35%, 3/15/2016		225,000	72,000
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014		290,000	136,300
Shaw Communications, Inc., 8.25%, 4/11/2010		385,000	385,000
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		210,000	122,850
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		820,000	8,200
Sirius XM Radio, Inc., 9.625%, 8/1/2013		210,000	90,300
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		250,000	77,500
Time Warner, Inc., 9.125%, 1/15/2013		985,000	1,029,786
Travelport LLC:
6.828% ***, 9/1/2014		185,000	59,200
9.875%, 9/1/2014		45,000	18,225
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		75,000	8,250
United Components, Inc., 9.375%, 6/15/2013		45,000	17,775
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	940,000	1,048,683
144A, 10.375%, 2/15/2015		165,000	144,375
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	255,000	276,401

144A, 8.0%, 11/1/2016	EUR	120,000	125,507
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		87,214	654
Videotron Ltd.:
6.875%, 1/15/2014		60,000	56,100
144A, 9.125%, 4/15/2018		175,000	176,750
144A, 9.125%, 4/15/2018 (d)		135,000	136,519
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,245,000	137

			14,164,123
Consumer Staples 4.8%
Alliance One International, Inc., 8.5%, 5/15/2012		190,000	164,350
Altria Group, Inc.:
8.5%, 11/10/2013		210,000	226,606
9.7%, 11/10/2018		105,000	109,935
Bottling Group LLC, 5.125%, 1/15/2019		1,145,000	1,140,124
Delhaize America, Inc.:
8.05%, 4/15/2027		65,000	63,899
9.0%, 4/15/2031		585,000	653,006
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)		240,000	141,600
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	438,750
PepsiAmericas, Inc., 4.375%, 2/15/2014		785,000	785,877
Philip Morris International, Inc., 6.875%, 3/17/2014		1,050,000	1,129,754
Tyson Foods, Inc., 144A, 10.5%, 3/1/2014 (d)		175,000	164,937
Viskase Companies, Inc., 11.5%, 6/15/2011		2,430,000	1,579,500
Walgreen Co., 5.25%, 1/15/2019		1,615,000	1,591,692

			8,190,030
Energy 12.0%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		610,000	494,100
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	819,000
Bristow Group, Inc., 7.5%, 9/15/2017		280,000	200,900
Chaparral Energy, Inc.:
8.5%, 12/1/2015		385,000	90,475
8.875%, 2/1/2017		255,000	61,200
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		340,000	264,350
6.875%, 1/15/2016		940,000	773,150
7.25%, 12/15/2018		495,000	402,188
7.5%, 6/15/2014		120,000	105,300
9.5%, 2/15/2015		65,000	60,450
Cimarex Energy Co., 7.125%, 5/1/2017		140,000	114,800
Colorado Interstate Gas Co., 6.8%, 11/15/2015		645,000	591,515
ConocoPhillips, 4.75%, 2/1/2014 (b)		2,470,000	2,497,923
Delta Petroleum Corp., 7.0%, 4/1/2015		550,000	214,500
Denbury Resources, Inc., 9.75%, 3/1/2016		300,000	282,000
Devon Energy Corp., 6.3%, 1/15/2019		110,000	107,699
Dynegy Holdings, Inc., 6.875%, 4/1/2011 (b)		75,000	62,625
El Paso Corp.:
7.25%, 6/1/2018		630,000	555,975
7.75%, 6/15/2010		790,000	777,432
8.25%, 2/15/2016		240,000	223,200
9.625%, 5/15/2012		165,000	161,175
Energy Transfer Partners LP, 6.0%, 7/1/2013		750,000	704,269
EXCO Resources, Inc., 7.25%, 1/15/2011		383,000	305,921
Forest Oil Corp.:
144A, 7.25%, 6/15/2019		155,000	124,000
144A, 8.5%, 2/15/2014		115,000	104,650

Frontier Oil Corp.:
6.625%, 10/1/2011	160,000	153,200
8.5%, 9/15/2016	450,000	434,250
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	740,000	672,135
KCS Energy, Inc., 7.125%, 4/1/2012	1,335,000	1,184,812
Mariner Energy, Inc.:
7.5%, 4/15/2013	245,000	184,975
8.0%, 5/15/2017	270,000	179,550
Newfield Exploration Co., 7.125%, 5/15/2018	455,000	400,400
OPTI Canada, Inc.:
7.875%, 12/15/2014	330,000	108,900
8.25%, 12/15/2014	830,000	282,200
Pemex Project Funding Master Trust, 5.75%, 3/1/2018	770,000	623,216
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	145,000	124,700
9.125%, 7/15/2013	250,000	236,250
Petronas Capital Ltd., REG S, 7.875%, 5/22/2022	620,000	659,479
Plains Exploration & Production Co.:
7.0%, 3/15/2017	235,000	200,338
7.625%, 6/1/2018	530,000	461,100
Quicksilver Resources, Inc., 7.125%, 4/1/2016	640,000	422,400
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	205,000	159,900
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	320,000	302,400
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	255,000	30,600
Stone Energy Corp.:
6.75%, 12/15/2014	525,000	241,500
8.25%, 12/15/2011	770,000	485,100
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	110,000	94,750
TEPPCO Partners LP, 7.625%, 2/15/2012	275,000	275,480
Tesoro Corp., 6.5%, 6/1/2017	595,000	458,150
TransCanada PipeLines Ltd.:
7.125%, 1/15/2019 (b)	165,000	170,308
7.625%, 1/15/2039	110,000	109,856
Whiting Petroleum Corp.:
7.25%, 5/1/2012	505,000	424,200
7.25%, 5/1/2013	55,000	44,825
Williams Companies, Inc.:
8.125%, 3/15/2012	870,000	856,950
8.75%, 3/15/2032	520,000	486,200

		20,566,921
Financials 14.5%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	640,000	249,600
Ashton Woods USA LLC, 144A, Step-up Coupon, 0.0% to 2/24/2012, 11.0% to 6/30/2015	325,000	118,560
Bank of America Corp., 5.75%, 12/1/2017 (b)	2,535,000	2,138,944
Bank of New York Mellon Corp., 5.125%, 8/27/2013 (b)	670,000	665,246
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	125,000	6,250
Caterpillar Financial Services Corp., 6.125%, 2/17/2014 (b)	2,350,000	2,289,856
Citigroup, Inc., 6.5%, 8/19/2013 (b)	630,000	587,347
Conproca SA de CV, REG S, 12.0%, 6/16/2010	711,730	740,199
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	1,635,000	886,281
7.875%, 6/15/2010	610,000	406,520
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015	300,000	312,000
General Electric Capital Corp., 5.625%, 5/1/2018 (b)	2,537,000	2,173,324
GMAC LLC:

2.488% ***, 5/15/2009		420,000	370,650
4.241% ***, 6/30/2009	EUR	80,000	72,516
144A, 6.875%, 9/15/2011		1,690,000	1,100,187
7.75%, 1/19/2010 (b)		175,000	127,969
144A, 7.75%, 1/19/2010		675,000	540,047
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		680,000	129,200
8.875%, 4/1/2015 (PIK)		350,000	29,750
Hexion US Finance Corp., 9.75%, 11/15/2014		130,000	16,900
Inmarsat Finance PLC, 10.375%, 11/15/2012		725,000	739,500
iPayment, Inc., 9.75%, 5/15/2014		225,000	132,750
JPMorgan Chase & Co., 5.375%, 1/15/2014		1,580,000	1,547,929
JPMorgan Chase Bank NA, 6.0%, 10/1/2017		550,000	520,363
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		200,000	20,250
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		345,000	5,175
NiSource Finance Corp.:
6.15%, 3/1/2013		740,000	633,100
7.875%, 11/15/2010		510,000	499,481
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		285,000	171,000
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		280,000	279,300
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		45,000	46,069
Sprint Capital Corp.:
7.625%, 1/30/2011		1,000,000	867,500
8.375%, 3/15/2012		350,000	283,500
Toyota Motor Credit Corp., Series B, 4.911% ***, 1/9/2012		805,000	795,570
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		730,000	7,300
UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)		269,666	21,573
Universal City Development Partners Ltd., 11.75%, 4/1/2010		840,000	644,700
Verizon Wireless Capital LLC, 144A, 5.55%, 2/1/2014		3,700,000	3,678,496
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,963
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	675,000	744,486
144A, 10.75%, 12/1/2015		75,000	75,188

			24,684,539
Health Care 6.3%
Abbott Laboratories, 5.125%, 4/1/2019		770,000	761,983
Boston Scientific Corp., 6.0%, 6/15/2011		310,000	306,125
Community Health Systems, Inc., 8.875%, 7/15/2015		1,460,000	1,381,525
HCA, Inc.:
9.125%, 11/15/2014 (b)		325,000	304,687
9.25%, 11/15/2016		1,590,000	1,454,850
9.625%, 11/15/2016 (PIK)		495,000	413,325
144A, 9.875%, 2/15/2017		505,000	484,800
HEALTHSOUTH Corp., 10.75%, 6/15/2016		180,000	180,450
IASIS Healthcare LLC, 8.75%, 6/15/2014		395,000	379,200
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		250,000	219,375
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012		3,500,000	3,557,526
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		245,000	147,000
The Cooper Companies, Inc., 7.125%, 2/15/2015		360,000	321,750
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		295,000	252,225
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		675,000	617,625

			10,782,446
Industrials 7.2%
Actuant Corp., 6.875%, 6/15/2017		180,000	159,300

Allied Waste North America, Inc., 6.5%, 11/15/2010	340,000	338,300
ARAMARK Corp., 8.5%, 2/1/2015 (b)	525,000	477,750
BE Aerospace, Inc., 8.5%, 7/1/2018	560,000	446,600
Belden, Inc., 7.0%, 3/15/2017	185,000	145,225
Bombardier, Inc., 144A, 6.75%, 5/1/2012 (b)	810,000	635,850
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	555,000	493,951
Cenveo Corp., 144A, 10.5%, 8/15/2016	240,000	146,400
Congoleum Corp., 8.625%, 8/1/2008 **	395,000	296,250
Esco Corp.:
144A, 5.871% ***, 12/15/2013	275,000	170,500
144A, 8.625%, 12/15/2013	570,000	430,350
General Cable Corp.:
3.81% ***, 4/1/2015	290,000	200,100
7.125%, 4/1/2017	230,000	197,800
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	185,000	153,550
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	290,000	104,400
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	590,000	522,150
7.625%, 12/1/2013	460,000	414,000
9.375%, 5/1/2012	985,000	965,300
Kansas City Southern Railway Co., 8.0%, 6/1/2015	455,000	418,600
Mobile Mini, Inc., 9.75%, 8/1/2014	300,000	235,500
Moog, Inc., 144A, 7.25%, 6/15/2018	100,000	90,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	300,000	180,000
Ply Gem Industries, Inc., 11.75%, 6/15/2013 (b)	75,000	34,500
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	805,000	36,225
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	195,000	164,775
Seitel, Inc., 9.75%, 2/15/2014	150,000	61,500
Titan International, Inc., 8.0%, 1/15/2012	795,000	637,987
TransDigm, Inc., 7.75%, 7/15/2014	200,000	184,000
Union Pacific Corp., 5.125%, 2/15/2014	1,580,000	1,563,958
United Rentals North America, Inc.:
6.5%, 2/15/2012	460,000	361,100
7.0%, 2/15/2014	580,000	319,000
US Concrete, Inc., 8.375%, 4/1/2014	235,000	88,713
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	130,000	71,500
Waste Management, Inc., 6.375%, 3/11/2015 (b)	1,545,000	1,530,086

		12,275,220
Information Technology 3.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	800,000	290,000
Alion Science & Technology Corp., 10.25%, 2/1/2015	370,000	111,000
Hewlett-Packard Co., 4.75%, 6/2/2014 (b)	1,545,000	1,537,119
L-3 Communications Corp.:
5.875%, 1/15/2015	690,000	636,525
Series B, 6.375%, 10/15/2015	650,000	614,250
7.625%, 6/15/2012	1,380,000	1,386,900
MasTec, Inc., 7.625%, 2/1/2017	430,000	346,150
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	255,000	140,250
SunGard Data Systems, Inc., 10.25%, 8/15/2015	535,000	366,475
Vangent, Inc., 9.625%, 2/15/2015	160,000	101,200

		5,529,869
Materials 6.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	105,000	71,400
ARCO Chemical Co., 9.8%, 2/1/2020 **	1,685,000	282,237
Cascades, Inc., 7.25%, 2/15/2013	294,000	168,315

Chemtura Corp., 6.875%, 6/1/2016		500,000	225,000
Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013		290,000	179,800
CPG International I, Inc., 10.5%, 7/1/2013		445,000	235,850
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	399,012
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 2/1/2014		55,000	53,213
8.25%, 4/1/2015 (b)		1,320,000	1,174,800
8.375%, 4/1/2017		1,843,000	1,589,587
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		410,096	205,048
144A, 9.968% ***, 12/31/2009		658,000	329,000
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		155,000	142,213
9.5%, 12/1/2011		170,000	168,300
Hexcel Corp., 6.75%, 2/1/2015		915,000	800,625
Huntsman LLC, 11.625%, 10/15/2010		855,000	846,450
Innophos, Inc., 8.875%, 8/15/2014		110,000	87,450
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		710,000	582,200
Metals USA Holdings Corp., 7.435% ***, 7/1/2012 (PIK)		164,353	36,158
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	53,900
NewMarket Corp., 7.125%, 12/15/2016		495,000	388,575
NewPage Corp., 10.0%, 5/1/2012		410,000	124,025
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	210,000	226,293
Radnor Holdings Corp., 11.0%, 3/15/2010 **		90,000	113
Rhodia SA, 144A, 5.362% ***, 10/15/2013	EUR	200,000	125,507
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		475,000	432,250
The Mosaic Co., 144A, 7.375%, 12/1/2014		1,450,000	1,410,125
Witco Corp., 6.875%, 2/1/2026		170,000	56,100
Wolverine Tube, Inc., 10.5%, 4/1/2009		305,000	244,000

			10,637,546
Telecommunication Services 9.5%
AT&T, Inc.:
4.85%, 2/15/2014 (b)		2,470,000	2,450,033
6.7%, 11/15/2013 (b)		1,050,000	1,110,939
BCM Ireland Preferred Equity Ltd., 144A, 8.959% ***, 2/15/2017 (PIK)	EUR	219,993	12,973
Centennial Communications Corp.:
10.0%, 1/1/2013		185,000	196,562
10.125%, 6/15/2013		840,000	868,350
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		670,000	639,850
8.375%, 1/15/2014 (b)		240,000	219,600
Cricket Communications, Inc.:
9.375%, 11/1/2014		480,000	438,000
144A, 10.0%, 7/15/2015		495,000	456,637
Crown Castle International Corp., 9.0%, 1/15/2015 (b)		560,000	546,000
Frontier Communications Corp.:
6.25%, 1/15/2013		280,000	254,800
9.25%, 5/15/2011 (b)		165,000	168,300
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		97,606	66,372
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	200,000	139,453
Intelsat Corp.:
144A, 9.25%, 8/15/2014		100,000	93,250
144A, 9.25%, 6/15/2016		1,350,000	1,231,875
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		590,000	560,500
iPCS, Inc., 3.295% ***, 5/1/2013		115,000	82,800
MetroPCS Wireless, Inc.:

9.25%, 11/1/2014		610,000	576,450
144A, 9.25%, 11/1/2014		255,000	239,700
Millicom International Cellular SA, 10.0%, 12/1/2013		2,020,000	1,956,875
Qwest Corp.:
7.25%, 9/15/2025		75,000	54,000
7.875%, 9/1/2011		775,000	763,375
8.875%, 3/15/2012		145,000	142,825
Rogers Communications, Inc., 6.8%, 8/15/2018		715,000	715,799
Sprint Nextel Corp., 6.0%, 12/1/2016		345,000	224,250
Stratos Global Corp., 9.875%, 2/15/2013		140,000	133,700
Telesat Canada, 144A, 11.0%, 11/1/2015		795,000	643,950
Virgin Media Finance PLC:
8.75%, 4/15/2014		560,000	503,300
8.75%, 4/15/2014	EUR	340,000	377,156
Windstream Corp.:
7.0%, 3/15/2019		340,000	292,400
8.625%, 8/1/2016		45,000	43,200

			16,203,274
Utilities 10.5%
AES Corp.:
8.0%, 10/15/2017 (b)		255,000	216,750
144A, 8.0%, 6/1/2020		470,000	390,100
144A, 8.75%, 5/15/2013		1,514,000	1,468,580
9.5%, 6/1/2009		420,000	415,800
Alabama Power Co., 6.0%, 3/1/2039 (d)		790,000	784,020
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		2,115,000	2,146,725
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		110,000	113,557
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		470,000	470,073
CMS Energy Corp., 8.5%, 4/15/2011		1,200,000	1,211,099
CP&L, Inc., 5.3%, 1/15/2019		780,000	781,551
Duke Energy Corp., 6.3%, 2/1/2014 (b)		785,000	815,539
Edison Mission Energy, 7.0%, 5/15/2017 (b)		590,000	498,550
Energy Future Holdings Corp., 10.875%, 11/1/2017		395,000	225,150
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,815,000	1,361,250
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		185,000	170,200
Jersey Central Power & Light Co., 7.35%, 2/1/2019 (b)		785,000	788,041
Knight, Inc., 6.5%, 9/1/2012		435,000	408,900
Mirant Americas Generation LLC, 8.3%, 5/1/2011		750,000	723,750
Mirant North America LLC, 7.375%, 12/31/2013		145,000	132,675
NRG Energy, Inc.:
7.25%, 2/1/2014		530,000	499,525
7.375%, 2/1/2016		495,000	456,637
7.375%, 1/15/2017		435,000	402,375
NV Energy, Inc.:
6.75%, 8/15/2017		535,000	422,024
8.625%, 3/15/2014		108,000	104,133
Oncor Electric Delivery Co., 7.0%, 9/1/2022		165,000	156,269
Orion Power Holdings, Inc., 12.0%, 5/1/2010		1,275,000	1,308,469
PacifiCorp:
5.5%, 1/15/2019 (b)		55,000	55,442
6.0%, 1/15/2039 (b)		25,000	24,707
Regency Energy Partners LP, 8.375%, 12/15/2013		320,000	266,400
Reliant Energy, Inc., 7.875%, 6/15/2017		565,000	411,037
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		1,265,000	638,825

			17,868,153

Total Corporate Bonds (Cost $170,782,859)			140,902,121

Government & Agency Obligations 37.0%
Sovereign Bonds 34.9%
Federative Republic of Brazil:
7.875%, 3/7/2015		1,980,000	2,133,450
8.875%, 10/14/2019		2,415,000	2,771,212
12.5%, 1/5/2016	BRL	2,070,000	863,919
Government of Ukraine, REG S, 7.65%, 6/11/2013		1,685,000	623,450
Republic of Argentina, 5.83%, 12/31/2033	ARS	760	93
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		1,580,000	1,576,050
Republic of Colombia:
8.25%, 12/22/2014		690,000	752,790
10.0%, 1/23/2012		2,375,000	2,683,750
10.75%, 1/15/2013		780,000	915,330
Republic of El Salvador, 144A, 7.65%, 6/15/2035		3,780,000	2,683,800
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	112,000
Republic of Indonesia, 144A, 6.875%, 3/9/2017		2,615,000	2,013,550
Republic of Panama:
7.125%, 1/29/2026		2,005,000	1,919,788
9.375%, 1/16/2023		2,610,000	2,809,012
Republic of Peru, 7.35%, 7/21/2025		7,395,000	7,542,900
Republic of Philippines, 8.375%, 2/15/2011		780,000	836,550
Republic of South Africa, 6.5%, 6/2/2014		7,040,000	6,969,600
Republic of Turkey:
7.0%, 9/26/2016		2,235,000	2,078,550
7.25%, 3/15/2015		665,000	633,413
11.75%, 6/15/2010		4,495,000	4,843,362
Republic of Uruguay:
7.625%, 3/21/2036		615,000	505,838
9.25%, 5/17/2017		1,825,000	1,957,313
Republic of Venezuela, 10.75%, 9/19/2013		6,035,000	4,164,150
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		3,770,000	3,242,200
United Mexican States:
5.625%, 1/15/2017 (b)		3,195,000	3,081,577
Series A, 5.875%, 1/15/2014		1,845,000	1,872,674

			59,586,321
US Government Sponsored Agencies 2.1%
JPMorgan Chase & Co., Series 2, FDIC Guaranteed, 2.125%, 6/22/2012 (b)		1,990,000	1,980,553
PNC Funding Corp., FDIC Guaranteed, 2.3%, 6/22/2012 (b)		1,580,000	1,580,242

			3,560,795

Total Government & Agency Obligations (Cost $72,689,630)			63,147,116
Loan Participations and Assignments 8.1%
Senior Loans*** 7.5%
Aspect Software, Inc., First Lien Term Loan, LIBOR plus 3.0%, 5.119%, 7/11/2011		407,010	258,451
Buffets, Inc.:
Debtor in Possession Term Loan, LIBOR plus 7.25%, 9.369%, 4/30/2009 (PIK)		180,649	25,291
Tranche 3, LIBOR plus 7.25%, 9.369%, 4/30/2009 (PIK)		17,998	2,520
Letter of Credit, LIBOR plus 7.25%, 9.369%, 5/1/2013 (PIK)		55,346	7,748
Term Loan B, LIBOR plus 7.25%, 9.369%, 11/1/2013 (PIK)		375,766	52,608
Charter Communications Operating LLC:
Term Loan, LIBOR plus 2.0%, 4.119%, 3/6/2014		1,590,886	1,271,810
Incremental Term Loan, LIBOR plus 5.0%, 7.119%, 3/6/2014		977,150	890,834
Community Health Systems, Inc.:
Term Delayed Draw, LIBOR plus 2.25%, 4.369%, 7/25/2014		84,903	72,238

Term Loan B, LIBOR plus 2.25%, 4.369%, 7/25/2014	1,660,097	1,412,460
Cricket Communications, Inc., Term Loan B, LIBOR plus 3.5%, 5.619%, 6/16/2013	985,420	920,446
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.619%, 10/14/2014	112,665	69,410
Term Loan B3, LIBOR plus 3.5%, 5.619%, 10/14/2014	1,841,688	1,147,602
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.619%, 12/31/2013	219,922	134,702
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.369%, 9/16/2013	123,430	91,029
Georgia-Pacific Corp., First Lien Term Loan, LIBOR plus 2.0%, 4.119%, 12/20/2012	471,779	408,563
Golden Nugget, Second Lien Term Loan, LIBOR plus 3.25%, 5.369%, 12/31/2014	230,000	35,650
Graphic Packaging International, Inc., Incremental Term Loan, LIBOR plus 2.75%, 4.869%, 5/16/2014	524,794	450,302
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.119%, 3/26/2014	47,680	22,395
Term Loan, LIBOR plus 2.0%, 4.119%, 3/26/2014	811,982	381,380
HCA, Inc., Term Loan A, LIBOR plus 1.5%, 3.619%, 11/17/2012	3,190,781	2,798,459
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.369%, 5/6/2013	828,239	323,013
Term Loan C2, LIBOR plus 2.25%, 4.369%, 5/6/2013	204,323	79,686
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.369%, 6/15/2014 (PIK)	324,724	144,908
Longview Power LLC:
Term Delayed Draw, LIBOR plus 2.25%, 4.369%, 2/28/2014	53,667	38,640
Term Loan, LIBOR plus 2.25%, 4.369%, 2/28/2014	46,000	33,120
Letter of Credit, LIBOR plus 2.4%, 4.519%, 2/28/2014	15,333	11,040
NewPage Corp., Term Loan, LIBOR plus 3.75%, 5.869%, 12/19/2014	49,500	31,197
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 4.119%, 9/30/2014	199,221	96,074
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.369%, 8/23/2013	94,350	52,600
Term Loan B, LIBOR plus 3.25%, 5.369%, 8/23/2014	94,350	53,072
Telesat Canada:
Delayed Draw Term Loan, LIBOR plus 3.0%, 5.119%, 10/31/2014	47,392	40,781
Term Loan B, LIBOR plus 3.0%, 5.119%, 10/31/2014	551,789	474,814
Tribune Co., Tranche B, 2.119%, 5/19/2014 **	404,875	107,863
Wm. Wrigley Jr. Co., Tranche B, LIBOR plus 3.5%, 5.619%, 10/6/2014	800,000	793,292

		12,733,998
Sovereign Loans 0.6%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012	1,215,000	281,321
Gazprom, 144A, 6.51%, 3/7/2022	1,285,000	750,183

		1,031,504

Total Loan Participations and Assignments (Cost $18,861,191)		13,765,502
Preferred Security 0.1%
Financials
Xerox Capital Trust I, 8.0%, 2/1/2027 (b) (Cost $125,175)	120,000	89,721
	Units	Value ($)

Other Investments 0.1%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $340,204)	400,000	176,000

					Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*					4,349	0

Materials 0.0%
GEO Specialty Chemicals, Inc.*					7,125	6,056
GEO Specialty Chemicals, Inc. 144A*					649	552

						6,608

Total Common Stocks (Cost $87,834)						6,608
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*					52,000	2,093
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*					25	0

Total Warrants (Cost $0)						2,093
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*					75,000	0
Series AI, 144A, 12.0%*					15,000	0

Convertible Preferred Stocks (Cost $12,580)						0
Securities Lending Collateral 12.1%
Daily Assets Fund Institutional, 1.05% (e) (f) (Cost $20,617,935)					20,617,935	20,617,935
Cash Equivalents 0.9%
Cash Management QP Trust, 0.85% (e) (Cost $1,481,219)					1,481,219	1,481,219

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $284,998,627) †					140.8	240,188,315
Other Assets and Liabilities, Net (b)					(11.2)	(19,140,365)
Notes Payable					(29.6)	(50,500,000)

Net Assets					100.0	170,547,950

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	1,685,000	USD	1,769,086	282,237
Congoleum Corp.	8.625%	8/1/2008	395,000	USD	392,755	296,250
New ASAT (Finance) Ltd.	9.25%	2/1/2011	345,000	USD	298,650	5,175
Quebecor World, Inc.	9.75%	1/15/2015	205,000	USD	206,950	8,713
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	79,463	113
Tribune Co.	2.119%	5/19/2014	404,875	USD	404,622	107,863

Tropicana Entertainment LLC		9.625%	12/15/2014	730,000	USD	547,250	7,300
Trump Entertainment Resorts, Inc.		8.5%	6/1/2015	75,000	USD	75,994	8,250
Young Broadcasting, Inc.		8.75%	1/15/2014	1,245,000	USD	1,111,306	137
						4,886,076	716,038

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2009.

†

The cost for federal income tax purposes was $287,664,372. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $47,476,057. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $823,368 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $48,299,425.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $19,764,775. In addition, included in other assets and liabilities, net are pending sales, amounting to $195,041, that are also on loan. The value of all securities loaned at February 28, 2009 amounted to $19,959,816 which is 11.7% of net assets.

(c)	Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 6/30/2009.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At February 28, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)		Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

2/19/2008 3/20/2009	665,000[1]	3.8%	HCA, Inc., 6.375%, 1/15/2015, B-		127	—	127
2/26/2008 3/20/2009	515,000[1]	5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013, B		396	—	396
Total unrealized appreciation							523

(g)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1	Merrill Lynch & Co., Inc.

As of February 28, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	77,918	EUR	61,100	3/20/2009	(469)
EUR	2,597,100	USD	3,273,021	3/20/2009	(19,002)
Total unrealized depreciation					(19,471)

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	238,726,549	(18,948)
Level 3	1,461,766	-
Total	$ 240,188,315	$ (18,948)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at February 28, 2009:

Investments in Securities
Balance as of November 30, 2008	$ 433,585
Total realized gain (loss)	(107,992)
Change in unrealized appreciation (depreciation)	99,800
Amortization premium/discount	5,977
Net purchases (sales)	(799,341)
Net transfers in (out) of Level 3	1,829,737
Balance as of February 28, 2009	$ 1,461,766
Net change in unrealized appreciation (depreciation) from investments still held as of February 28, 2009	$ (128,391)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at February 28, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using credit default swaps and forward foreign exchange currency contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts	Swaps
Interest Rate Contracts
Foreign Exchange Contracts	(19,471)
Credit Contracts		523
Equity Contracts
Other Contracts

Credit Default Swaps. The Fund is subject to credit risk. The Fund may sell credit default swap contracts to obtain long exposure to certain bonds. Under certain circumstances, this may be a more efficient way for the fund to create exposure to an issuer than trading for the actual underlying bonds themselves. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009